Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		10/1/2017
	Collection Period Ending Date		10/31/2017
	Collection Period		12
	Payment Date		11/15/2017

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	0.433195	$205,310,136.34	$40,695,960.65	$164,614,175.69
(3)	Class A-3 Notes	1.000000	$450,000,000.00	$—	$450,000,000.00
(4)	Class A-4 Notes	1.000000	$258,000,000.00	$—	$258,000,000.00
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$970,310,136.34	$40,695,960.65	$929,614,175.69
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$977,810,136.34	$40,695,960.65	$937,114,175.69
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$205,310,136.34	$220,708.40
(14)	Class A-3 Notes		1.59000%	$450,000,000.00	$596,250.00
(15)	Class A-4 Notes		1.93000%	$258,000,000.00	$414,950.00
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$970,310,136.34	$1,352,852.15
	2. AVAILABLE FUNDS
(20)	Interest Collections		$3,983,021.24
(21)	Principal Collections		$24,801,007.85
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$15,211,709.71
(24)	Liquidation Proceeds		$253,330.26
(25)	Recoveries		$77,065.80
(26)	Investment Earnings		$—
(27)	Total Collections		$44,326,134.86
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$44,326,134.86
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$814,841.78	$814,841.78	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$220,708.40	$220,708.40	$—
(33)	Class A-3 Notes Interest		$596,250.00	$596,250.00	$—
(34)	Class A-4 Notes Interest		$414,950.00	$414,950.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—

(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$17,445,960.65	$17,445,960.65	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$15,750,000.00	$15,750,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$1,462,480.28	$1,462,480.28	$—
			$44,326,134.86	$44,326,134.86
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$17,445,960.65
(50)	Fourth Allocation of Principal		$15,750,000.00
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$40,695,960.65
	4. POOL INFORMATION
(53)	Pool Balance		$937,114,176
(54)	Number of Receivables Outstanding		69,922
(55)	Weighted Average Contract Rate		4.82%
(56)	Weighted Average Maturity		46.40
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Collection Account Earnings		$27,127.51
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Collection Account Earnings to Servicer		$(27,127.51)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$429,836.41	92	$4,672.13
(74)	Recoveries for Collection Period		$77,065.80	38	$2,028.05
(75)	Net Losses/(Recoveries) for Collection Period		352,770.61
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$3,391,565.56
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.22610%

		10/31/2017	9/30/2017	8/31/2017	7/31/2017
(79)	Pool Balance at end of collection period	$937,114,176	$977,810,136	$1,016,617,931	$1,061,220,579
(80)	Number of receivables outstanding	69,922	71,613	73,194	75,077

(81)	Average month end Pool Balance	$957,462,156	$997,214,034	$1,038,919,255	$1,082,406,754
(82)	Realized Losses for Collection Period	$429,836	$410,150	$433,529	$479,699
(83)	Recoveries for Collection Period	$77,066	$83,736	$74,823	$38,185
(84)	Net Losses/(Recoveries) for Collection Period	$352,771	$326,413	$358,706	$441,514
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.539%	0.494%	0.501%	0.532%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.442%	0.393%	0.414%	0.489%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.436%

		10/31/2017	9/30/2017	8/31/2017	7/31/2017
(88)	Receivables 31-59 Days Delinquent	$7,319,617.21	$6,984,108.78	$5,933,333.36	$7,016,356.77
(89)	$ As % of Ending Pool Balance	0.781%	0.714%	0.584%	0.661%
(90)	# of Receivables	509	476	393	455
(91)	# As % of Ending Pool # of Receivables	0.728%	0.665%	0.537%	0.606%
(92)	Receivables 60-89 Days Delinquent	$1,438,981.15	$1,460,008.45	$1,390,179.83	$1,304,159.50
(93)	$ As % of Ending Pool Balance	0.154%	0.149%	0.137%	0.123%
(94)	# of Receivables	100	111	110	92
(95)	# As % of Ending Pool # of Receivables	0.143%	0.155%	0.150%	0.123%
(96)	Receivables 90 - 119 Days Delinquent	$632,273.67	$626,388.46	$692,617.28	$878,909.47
(97)	$ As % of Ending Pool Balance	0.067%	0.064%	0.068%	0.083%
(98)	# of Receivables	46	54	52	54
(99)	# As % of Ending Pool # of Receivables	0.066%	0.075%	0.071%	0.072%
(100)	Receivables 120+ Days Delinquent	$262,599.35	$328,480.45	$269,164.97	$136,639.75
(101)	$ As % of Ending Pool Balance	0.028%	0.034%	0.026%	0.013%
(102)	# of Receivables	24	28	22	14
(103)	# As % of Ending Pool # of Receivables	0.034%	0.039%	0.030%	0.019%
(104)	Total Delinquencies	$9,653,471.38	$9,398,986.14	$8,285,295.44	$9,336,065.49
(105)	$ As % of Ending Pool Balance	1.030%	0.961%	0.815%	0.880%
(106)	# of Receivables	679	669	577	615
(107)	# As % of Ending Pool # of Receivables	0.971%	0.934%	0.788%	0.819%
(108)	Total Repossession	$613,416.53	$568,703.21	$599,144.55	$499,663.87
(109)	# of Receivables	51	41	48	38

Name: Kim Taylor
Title: Senior Vice President, Auto Finance CFO
November 9, 2017